Long-Term Debt and Convertible Promissory Notes (Details Narrative) (10K)												1 Months Ended												3 Months Ended	4 Months Ended	6 Months Ended		12 Months Ended
	Dec. 19, 2016 USD ($)	Dec. 14, 2016 USD ($)	Nov. 02, 2015 USD ($)	Aug. 28, 2015 USD ($)	Jul. 09, 2015 USD ($)	Jun. 11, 2015 USD ($)	Feb. 27, 2015 USD ($)	Dec. 03, 2014 USD ($)	Oct. 14, 2014 USD ($)	Sep. 03, 2014 USD ($)	Dec. 09, 2013 USD ($)	Dec. 29, 2015 USD ($)	Apr. 30, 2015 USD ($) shares	Mar. 31, 2015 USD ($) shares	Feb. 25, 2015 USD ($)	Jan. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Oct. 31, 2014 USD ($) shares	Aug. 31, 2014 USD ($) shares	Aug. 26, 2014 USD ($)	Jun. 24, 2014 USD ($)	Nov. 18, 2013 USD ($) Integer	Aug. 31, 2013 USD ($) Integer	Jan. 31, 2015 USD ($) shares	May 31, 2014 USD ($) shares	Jul. 31, 2017 USD ($)	Jul. 31, 2016 USD ($)	Jan. 31, 2017 USD ($) shares	Jan. 31, 2016 USD ($) shares	Dec. 31, 2016 USD ($)	May 25, 2016 USD ($)	Mar. 10, 2016 USD ($)
Debt Instrument [Line Items]
Principal amount																												$ 0	$ 62,160
Original issue discount amount			$ 5,000																							$ 14,000	$ 7,800	10,800	22,000
Payment of consideration								$ 5,000
Principal and interest totaling amount																										81,506
Convertible debt																										237,097		33,467	167,702
Debt discounts amount																										35,299	102,209	259,813	549,531
Amortization of debt discount																										$ 42,549	$ 174,077	$ 276,437	606,270
February 2, 2017 [Member]
Debt Instrument [Line Items]
Interest rate																												10.00%
Proceeds from debt																												$ 70,000
Debt instrument, description																												Also on February 2, 2017, the Company and Tangiers entered into Amendment #2 to the Note (“Amendment #2”). Amendment #2 provides that the conversion price under the Note is equal to 60% of the lowest trading price of the Company’s common stock during the 20 consecutive trading days prior to Tangier’s conversion election. The default percentages of 5% and 10% of the discount of conversion price point remained the same other than reflecting the amended discount price.
Payment of debt																												$ 77,000
December 2016 Note [Member]
Debt Instrument [Line Items]
Principal amount																												33,467
Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Principal amount																						$ 250,000							0
Original issue discount amount																						$ 25,000
Principal and interest totaling amount																								$ 102,500					$ 153,046
Shares of common stock | shares																								11,792,944					48,243,936
Number of lender | Integer																						1
Proceeds from debt																						$ 225,000
Volume weighted average price description																						(a) 100% of the volume weighted average price (VWAP), as reported on the closing date (November 18, 2013), and (b) 70% of the average of the 5 day VWAP immediately prior to the day of conversion. On November 13, 2014, we entered into an Assignment of Promissory Note & Acknowledgment, whereby we consented to an assignment of the note to another lender, pursuant to which $250,000 remains owing by the Company
Securities Purchase Agreement One [Member]
Debt Instrument [Line Items]
Interest rate									10.00%
Principal amount									$ 105,000																				$ 0
Original issue discount amount									$ 5,000
Principal and interest totaling amount																													$ 110,901
Shares of common stock | shares																													74,878,264
Volume weighted average price description									The Note may be convertible into shares of common stock of our company at any time from 180 days after the execution date of the Note at a price per share of 40% discount to the average of the daily VWAP for the previous five trading days before the date of conversion.
Securities Purchase Agreement Two [Member]
Debt Instrument [Line Items]
Interest rate																													10.00%
Principal amount								210,000																					$ 0
Original issue discount amount					$ 1,000	$ 1,500	$ 2,500	10,000
Payment of consideration					$ 20,000		$ 50,000
Principal and interest totaling amount																													$ 231,000
Shares of common stock | shares																													196,244,876
Volume weighted average price description																													Convertible after six months of advance of funds at a 37.5% discount to the average of the daily VWAP prices for the previous 5 trading days before the date of conversion.
Purchase price amount								105,000
Consideration received on transaction						$ 30,000		$ 100,000
Convertible Debt [Member]
Debt Instrument [Line Items]
Interest rate																													12.00%
Principal sum of amount plus accrued and unpaid interest																							$ 555,000
Original issue discount amount				$ 5,500											$ 5,500								55,000
Payment of consideration				$ 50,000						$ 75,000	$ 75,000				$ 50,000						$ 75,000		500,000
Lender paid upon closing terms																							$ 150,000
Concentration risk, lender description																							The August 2013 Note has a maturity of one year from the delivery of each payment. The August 2013 Note may be convertible into shares of common stock of our company at any time from 180 days after the date of each payment of consideration, at a conversion price which is 70% of the average of the three lowest closing prices in the 20 trading days previous to the conversion. We may repay the August 2013 Note at any time on or before 90 days from the effective date of the August 2013 Note with an interest rate of 0%, after which we may not make any further payments on the August 2013 Note prior to the maturity date without written approval from the lender. If we elect not to repay the August 2013 Note on or before 90 days from the effective date of the August 2013 Note, a one-time interest charge of 12% will be applied to the principal sum. We elected not to pay the $150,000 portion of the August 2013 Note within 90 days from the effective date.
Amount not to pay from effective date																							$ 75,000
Conversion of stock, amount converted																							$ 150,000
Principal and interest totaling amount																$ 41,961	$ 41,961	$ 93,240	$ 93,240						$ 186,480			$ 62,160	$ 206,679
Shares of common stock | shares																5,900,000	5,900,000	9,983,507	9,983,507						17,937,915			46,526,995	123,158,044
Number of lender | Integer																							1
Convertible Debt [Member] | December 2016 Note [Member]
Debt Instrument [Line Items]
Original issue discount amount	$ 3,000
Lender paid upon closing terms	$ 30,000
Volume weighted average price description	The maturity date is one year from the effective date of each payment, as well as any unpaid interest and other fees. The December 2016 Note may be convertible into shares of common stock of our company after 180 days of funding at a conversion price of 62.5% of the volume weighted average price of the Company’s common stock during the five trading days previous to the conversion. We may repay the December 2016 Note at any time before 150 days from the effective date of the December 2016 Note, or prepay at 130% of the principal from 151 to 180 days, after which we may not make any further payments on the December 2016 Note prior to the maturity date without written approval from the lender.
Convertible Debt Seven [Member]
Debt Instrument [Line Items]
Interest rate																				12.00%
Principal amount																													$ 0
Principal and interest totaling amount													$ 160,834	$ 160,834
Shares of common stock | shares													56,676,739	56,676,739
Volume weighted average price description																				Convertible after 180 days at a 45% discount to the average of the daily VWAP prices for the previous 10 trading days before the date of conversion.
Convertible debt																				$ 150,000
Convertible Debt Eight [Member]
Debt Instrument [Line Items]
Interest rate																													12.00%
Principal amount																												$ 0	$ 55,000
Principal sum of amount plus accrued and unpaid interest			500,000
Original issue discount amount			50,000
Payment of consideration			450,000
Lender paid upon closing terms			$ 50,000
Concentration risk, lender description			The maturity date is two years from the effective date of each payment, as well as any unpaid interest and other fees. The November 2015 Note may be convertible into shares of common stock of our company at any time at a conversion price of 70% of the average of the three lowest closing prices in the 20 trading days previous to the conversion. We may repay the November 2015 Note at any time on or before 90 days from the effective date of the November 2015 with an interest rate of 0%, after which we may not make any further payments on the November 2015 Note prior to the maturity date without written approval from the lender. If we elect not to repay the November 2015 Note on or before 90 days from the effective date of the November 2015, a one-time interest charge of 12% will be applied to the principal sum.
Principal and interest totaling amount																												$ 159,289
Shares of common stock | shares																												122,373,003
Volume weighted average price description			The November 2015 Note may be convertible into shares of common stock of our company at any time at a conversion price of 70% of the average of the three lowest closing prices in the 20 trading days previous to the conversion. We may repay the November 2015 Note at any time on or before 90 days from the effective date of the November 2015 with an interest rate of 0%, after which we may not make any further payments on the November 2015 Note prior to the maturity date without written approval from the lender. If we elect not to repay the November 2015 Note on or before 90 days from the effective date of the November 2015, a one-time interest charge of 12% will be applied to the principal sum.
Convertible Debt Eight [Member] | November 2015 Note [Member]
Debt Instrument [Line Items]
Principal sum of amount plus accrued and unpaid interest																															$ 28,000	$ 50,000
Original issue discount amount																															$ 2,800	$ 5,000
Convertible Debt Nine [Member]
Debt Instrument [Line Items]
Interest rate												12.00%
Principal amount												$ 50,000																$ 0	50,542
Original issue discount amount												1,000
Lender paid upon closing terms												$ 49,000
Principal and interest totaling amount																												$ 55,000
Shares of common stock | shares																												47,168,177
Debt instrument, description												(i) a 45% discount to the second lowest trading price during the previous ten trading days to the date of a conversion notice; or (ii) a 45% discount to the second lowest trading price during the previous ten trading days before the date the December 2015 Note was executed on December 29, 2015.
Convertible Debt Ten [Member]
Debt Instrument [Line Items]
Principal amount																														$ 33,467
Convertible Debt Ten [Member] | December 2016 Note [Member]
Debt Instrument [Line Items]
Original issue discount amount		$ 3,000
Lender paid upon closing terms		$ 30,000
Volume weighted average price description		The maturity date is one year from the effective date of each payment, as well as any unpaid interest and other fees. The December 2016 Note may be convertible into shares of common stock of our company after 180 days of funding at a conversion price of 62.5% of the volume weighted average price of the Company’s common stock during the five trading days previous to the conversion. We may repay the December 2016 Note at any time before 150 days from the effective date of the December 2016 Note, or prepay at 130% of the principal from 151 to 180 days, after which we may not make any further payments on the December 2016 Note prior to the maturity date without written approval from the lender.
Ford Credit [Member]
Debt Instrument [Line Items]
Monthly installment payments																												$ 544
Interest rate																												9.49%
Principal amount																												$ 0	561
Amount for vehicle collateral																												$ 0	$ 0
Tangiers Investment Group, Llc [Member] | Convertible Debt Ten [Member]
Debt Instrument [Line Items]
Interest rate		12.00%
Principal amount		$ 110,000
Principal sum of amount plus accrued and unpaid interest		100,000
Original issue discount amount		$ 10,000